Note 19 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax	$ 382	$ (8,129)	$ (3,931)
Reclassification to Interest and finance costs	6,417	1,323	(1,885)
Total	$ 6,799	$ (6,806)	$ (5,816)